UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-2591
RIVERSOURCE MONEY MARKET SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 7/31
Date of reporting period: 4/30

Portfolio of Investments
RiverSource Cash Management Fund
April 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
U.S. Government Agencies (30.7%)

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Federal Home Loan Bank Disc Notes
05-05-10	0.14%	$59,100,000		$59,098,884
05-07-10	0.15	54,000,000		53,998,470
05-21-10	0.14	28,000,000		27,997,667
05-26-10	0.15	35,000,000		34,996,354
06-02-10	0.16	18,000,000		17,997,360
06-23-10	0.17	24,900,000		24,893,585
06-30-10	0.17	45,500,000		45,487,108
11-03-10	0.55	35,000,000		35,000,000
Federal Home Loan Mtge Corp Disc Notes
05-07-10	0.13	33,000,000		32,999,175
05-24-10	0.16	1,800,000		1,799,816
10-10-10	0.09	30,000,000	(b)	30,000,000
Federal Natl Mtge Assn Disc Notes
05-05-10	0.11	21,900,000		21,899,659
05-10-10	0.12	43,600,000		43,598,583
06-02-10	0.18	20,000,000		19,996,800
U.S. Treasury Bills
05-06-10	0.12	35,000,000		34,999,319
05-27-10	0.15	80,700,000		80,691,114
06-03-10	0.16	75,000,000		74,988,656
06-10-10	0.15	90,000,000		89,984,778
06-17-10	0.14	40,000,000		39,992,428
06-24-10	0.16	75,000,000		74,982,000

Total U.S. Government Agencies
(Cost: $845,401,756)				$845,401,756

U.S. Government-Insured Debt (17.8%)(c)
		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Straight-A Funding LLC
U.S. Treasury Govt Guaranty(d)
05-03-10	0.13%	$20,127,000		$20,126,788
05-04-10	0.14	30,000,000		29,999,525
05-05-10	0.15	25,000,000		24,999,472
05-06-10	0.15	40,036,000		40,034,998
05-07-10	0.16	38,630,000		38,628,841
05-07-10	0.17	40,000,000		39,998,733
05-11-10	0.18	50,000,000		49,997,292
05-17-10	0.18	2,725,000		2,724,770
05-17-10	0.19	19,048,000		19,046,307
05-17-10	0.20	30,000,000		29,997,200
05-18-10	0.19	30,000,000		29,997,167
05-19-10	0.19	40,012,000		40,007,999
05-26-10	0.20	36,000,000		35,994,750

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
06-07-10	0.22	25,000,000		24,994,347
06-21-10	0.24	23,000,000		22,992,180
06-21-10	0.25	19,800,000		19,792,988
07-12-10	0.26	20,134,000		20,123,530

Total U.S. Government-Insured Debt
(Cost: $489,456,887)				$489,456,887

Certificates of Deposit (10.0%)
		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Bank of Montreal Chicago Branch
05-04-10	0.21%	$35,000,000		$35,000,000
Barclays Bank PLC
05-25-10	0.25	40,000,000		40,000,000
06-25-10	0.29	35,000,000		35,000,000
Citibank
05-03-10	0.20	30,000,000		30,000,000
Rabobank Nederland NY
09-17-10	0.26	38,000,000	(b)	38,000,000
Royal Bank of Canada New York Branch
10-01-10	0.25	38,000,000	(b)	38,000,000
Royal Bank of Scotland
06-11-10	0.27	30,000,000		30,000,000
Toronto Dominion Bank
06-09-10	0.22	30,000,000		30,000,000

Total Certificates of Deposit
(Cost: $276,000,000)				$276,000,000

Commercial Paper (40.6%)
		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Asset-Backed (18.7%)
Charta LLC
05-10-10	0.20%	$20,000,000	(c)	$19,998,900
Ciesco LLC
05-10-10	0.18	38,400,000	(c)	38,398,080
05-12-10	0.20	28,900,000	(c)	28,898,057
Enterprise Funding LLC
05-04-10	0.17	19,900,000	(c)	19,899,635
05-11-10	0.20	24,000,000	(c)	23,998,533
Fairway Finance LLC
05-06-10	0.18	17,000,000	(c)	16,999,504
FCAR Owner Trust Series I
05-03-10	0.17	13,200,000		13,199,817
05-04-10	0.19	8,000,000		7,999,833
05-13-10	0.23	40,000,000		39,996,666
05-14-10	0.24	30,000,000		29,997,292
Regency Markets No. 1 LLC
05-12-10	0.21	35,000,000	(c)	34,997,540
05-17-10	0.23	26,000,000	(c)	25,997,227
05-25-10	0.23	23,979,000	(c)	23,975,163
05-26-10	0.24	12,000,000	(c)	11,997,917
Salisbury Receivables LLC
05-10-10	0.23	17,000,000	(c)	16,998,938
05-13-10	0.20	30,000,000	(c)	29,997,900

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Thunder Bay Funding LLC
05-03-10	0.14	29,000,000	(c)	28,999,662
05-05-10	0.17	23,000,000	(c)	22,999,463
05-14-10	0.20	28,000,000		27,997,877
05-18-10	0.21	25,000,000	(c)	24,997,403
Windmill Funding
05-21-10	0.23	26,475,000	(c)	26,471,470

Total				514,816,877

Banking (5.6%)
HSBC USA
05-20-10	0.18	40,000,000		39,995,989
05-28-10	0.22	34,000,000		33,994,390
JPMorgan Chase & Co
05-24-10	0.20	40,000,000		39,994,633
05-26-10	0.20	12,500,000		12,498,177
06-03-10	0.23	28,100,000		28,094,076

Total				154,577,265

Diversified Manufacturing (0.9%)
General Electric
05-05-10	0.13	25,100,000		25,099,554

Life Insurance (7.4%)
MetLife Short Term Funding LLC
05-21-10	0.24	38,000,000	(c)	37,994,722
06-01-10	0.25	29,000,000	(c)	28,993,757
06-14-10	0.25	42,000,000	(c)	41,987,166
New York Life Capital
05-06-10	0.16	20,006,000	(c)	20,005,472
05-14-10	0.19	20,510,000	(c)	20,508,519
05-21-10	0.19	28,000,000	(c)	27,996,889
06-04-10	0.22	30,000,000	(c)	29,993,767

Total				207,480,292

Non Captive Diversified (2.7%)
General Electric Capital
05-19-10	0.19	34,000,000		33,996,600
General Electric Capital Services
05-24-10	0.19	40,000,000		39,994,889

Total				73,991,489

Other Financial Institutions (4.1%)
Grampian Funding LLC
05-10-10	0.21	25,000,000		24,998,563
05-12-10	0.23	56,000,000		55,995,722
05-18-10	0.24	31,000,000		30,996,340

Total				111,990,625

Wirelines (1.2%)
AT&T
06-01-10	0.20	32,000,000	(c)	31,994,489

Total Commercial Paper
(Cost: $1,119,950,591)				$1,119,950,591

Bonds (0.4%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Non Captive Diversified
General Electric Capital Sr Unsecured
05-10-10	0.31%	$10,000,000	(b)	$9,995,853

Total Bonds
(Cost: $9,995,853)				$9,995,853

Total Investments in Securities
(Cost: $2,740,805,087)(e)				$2,740,805,087

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2010.

(b)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2010. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c)	Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the value of these securities amounted to $1,124,557,060 or 40.78% of net assets.

(d)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

(e)	Also represents the cost of securities for federal income tax purposes at April 30, 2010.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

	Fair value at April 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs	inputs	Total

Short-Term Securities
U.S. Government Agencies	$—	$845,401,756	$—	$845,401,756
U.S. Government-Insured Debt	—	489,456,887	—	489,456,887
Certificates of Deposit	—	276,000,000	—	276,000,000
Commercial Paper	—	1,119,950,591	—	1,119,950,591

Total Short-Term Securities	—	2,730,809,234	—	2,730,809,234

Bonds
Corporate Debt Securities	—	9,995,853	—	9,995,853

Total Bonds	—	9,995,853	—	9,995,853

Total	$—	$2,740,805,087	$—	$2,740,805,087

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                 RiverSource Money Market Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date June 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date June 28, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date June 28, 2010